Offerings - Offering: 1	Aug. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value
Amount Registered | shares	14,582,187
Maximum Aggregate Offering Price	$ 1,227,191,482.05
Fee Rate	0.01531%
Amount of Registration Fee	$ 187,883.02
Offering Note	All ordinary shares will be represented by American Depositary Shares ("ADSs"), with each ADS representing one ordinary share. ADSs issuable upon deposit of the ordinary shares registered hereby are registered pursuant to a separate Registration Statement on Form F-6 (File No. 333-233898). Amount registered represents the estimated maximum number of ordinary shares of the registrant expected to be issued in connection with the Purchase Agreement by and between the registrant and CureVac N.V. ("CureVac"), dated as of June 12, 2025 (the "Purchase Agreement"), as described in the offer to exchange/prospectus included in this registration statement. This is calculated as the product of (i) 225,172,749 ordinary shares of CureVac, par value EUR0.12 per share ("CureVac shares"), the number of CureVac shares issued and outstanding as of August 1, 2025 by (ii) the exchange ratio of 0.06476 BioNTech ADSs per CureVac share (which exchange ratio represents the maximum fraction of a BioNTech ADS issuable for each CureVac share pursuant to the terms of the Purchase Agreement). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions prior to the completion of the transactions contemplated by the Purchase Agreement. Pursuant to Rule 457(c) and Rule 457(f), and solely for the purpose of computing the amount of the registration fee, the proposed maximum aggregate offering price is the product obtained by multiplying (a) the number set forth in clause (i) of the preceding footnote, by (b) $5.45, the average of the high and low prices of CureVac shares on August 6, 2025, as reported on the Nasdaq Global Market.